Consolidated Statements of Changes in Equity (Parenthetical) - CAD / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash dividends declared on common stock	CAD 1.995	CAD 1.6625
Series A Preferred Stock [Member]
Cash dividends declared on preferred stock	0.6388
Series B Preferred Stock [Member]
Cash dividends declared on preferred stock	0.5724
Series E Preferred Stock [Member]
Cash dividends declared on preferred stock	CAD 1.125